Acquisitions And Divestitures (Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business Acquisition [Line Items]
Intangibles	$ 75	$ 1,166	$ 365
Goodwill	125	1,633	541
Debt assumed		169	230
Cash paid, net of cash acquired	232	2,843	776
Avocent And Chloride [Member]
Business Acquisition [Line Items]
Accounts receivable		197
Inventory		155
Property, plant & equipment and other assets		148
Intangibles		1,071
Goodwill		1,509
Assets held for sale, including deferred taxes		278
Total assets		3,358
Accounts payable and accrued expenses		183
Debt assumed		165
Deferred taxes and other liabilities		395
Cash paid, net of cash acquired		$ 2,615